Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Brazil - 4.1%
Ambev SA	3,538,400	$8,408,153
Banco do Brasil SA	914,600	4,522,954
Natura & Co. Holding SA	2,197,800	3,878,391
Neoenergia SA	1,189,300	4,376,679
Vale SA	465,900	4,647,203
		25,833,380

China - 31.2%
AIA Group Ltd.	1,368,022	10,355,753
Alibaba Group Holding Ltd.	569,300	9,419,628
ANTA Sports Products Ltd.	600,876	6,606,634
Baidu, Inc. - ADR (a)	8,203	754,922
Baidu, Inc. - Class A (a)	483,250	5,577,746
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	1,317,500	2,477,441
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	802,500	1,509,029
BYD Co. Ltd. - Class A	132,481	6,885,407
China Merchants Bank Co. Ltd. - Class H	900,500	5,339,027
China Overseas Land & Investment Ltd.	4,116,746	7,368,801
China Pacific Insurance Group Co. Ltd. - Class H	1,933,969	6,093,001
Fuyao Glass Industry Group Co. Ltd. - Class A	653,450	5,273,711
Galaxy Entertainment Group Ltd.	1,347,821	5,267,268
GF Securities Co. Ltd. - Class H	650,800	880,770
Haier Smart Home Co. Ltd. - Class H	1,788,800	5,766,229
Kanzhun Ltd. (a)	637,474	6,036,924
KE Holdings, Inc. - Class A	1,135,013	7,674,082
Meituan - Class B (a)	556,354	11,195,216
Ping An Insurance Group Co. of China Ltd. - Class A	133,500	951,152
Ping An Insurance Group Co. of China Ltd. - Class H	438,000	2,614,401
Proya Cosmetics Co. Ltd. - Class A	352,205	4,014,681
Tencent Holdings Ltd.	621,170	39,690,250
Trip.com Group Ltd.	81,768	5,197,733
Weichai Power Co. Ltd. - Class H	4,287,000	9,029,058
WH Group Ltd.	10,051,500	9,229,329
Yue Yuen Industrial Holdings Ltd.	1,101,500	1,769,714
Yum China Holdings, Inc.	146,982	7,683,264
Zhejiang Longsheng Group Co. Ltd. - Class A	1,813,900	2,352,260
Zhongsheng Group Holdings Ltd.	1,794,500	3,160,310
ZTO Express Cayman, Inc. - ADR	243,134	4,823,779
		194,997,520

Hungary - 1.4%
OTP Bank Nyrt	79,041	5,318,030
Richter Gedeon Nyrt	134,564	3,713,011
		9,031,041

India - 18.9%
Amber Enterprises India Ltd. (a)	50,481	4,229,894
Apollo Hospitals Enterprise Ltd.	43,832	3,385,304
Ashok Leyland Ltd.	1,277,722	3,028,957
Axis Bank Ltd.	703,593	9,025,314
Bajaj Auto Ltd.	35,551	3,263,487
Bajaj Finance Ltd.	55,444	5,776,642
Bajaj Finserv Ltd.	197,688	4,622,999
DLF Ltd.	652,290	5,156,002
Five-Star Business Finance Ltd. (a)	469,347	3,958,924
Godrej Consumer Products Ltd.	284,550	3,848,188
HDFC Bank Ltd.	231,675	4,938,434
ICICI Bank Ltd.	724,009	11,379,989
JSW Energy Ltd.	403,623	2,529,962
Jubilant Foodworks Ltd.	441,590	3,418,597
Larsen & Toubro Ltd.	152,712	6,210,230
Macrotech Developers Ltd.	619,451	8,642,576
Mahindra & Mahindra Ltd.	173,471	5,384,405
Oberoi Realty Ltd.	263,895	5,025,860
Patanjali Foods Ltd.	141,965	2,990,514
SBI Life Insurance Co. Ltd.	244,668	4,413,254
Tech Mahindra Ltd.	251,236	4,143,986
UltraTech Cement Ltd.	29,650	3,976,989
UPL Ltd.	546,111	4,055,713
Varun Beverages Ltd.	800,763	5,038,683
		118,444,903

Indonesia - 3.5%
Bank Central Asia Tbk PT	13,592,026	6,944,308
Bank Mandiri Persero Tbk PT	8,221,985	2,552,412
Bank Negara Indonesia Persero Tbk PT	15,355,851	3,894,775
Bank Rakyat Indonesia Persero Tbk PT	34,716,519	8,392,094
		21,783,589

Kazakhstan - 0.5%
Kaspi.KZ JSC - ADR	37,434	3,475,747

Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR (a)(c)(d)	184,769	1,848

Saudi Arabia - 0.4%
Saudi Arabian Oil Co.	330,241	2,352,562

Singapore - 5.0%
DBS Group Holdings Ltd.	245,664	8,436,442
Grab Holdings Ltd. - Class A (a)	1,398,159	6,333,660
Oversea-Chinese Banking Corp. Ltd.	425,496	5,453,170
United Overseas Bank Ltd.	174,417	4,921,439
Wilmar International Ltd.	2,439,208	6,048,368
		31,193,079

South Africa - 0.3%
Sasol Ltd. (a)	473,493	1,983,961

South Korea - 10.8%
DB Insurance Co. Ltd.	47,037	2,841,395
Hankook Tire & Technology Co. Ltd.	178,507	4,806,376
Hyundai Mobis Co. Ltd.	30,601	5,445,590
Hyundai Motor Co.	48,956	6,612,485
KB Financial Group, Inc.	165,867	8,990,609
Samsung Electronics Co. Ltd.	655,553	25,989,709
Shinhan Financial Group Co. Ltd.	130,200	4,166,771
SK Hynix, Inc.	64,058	8,539,318
		67,392,253

Taiwan - 12.7%
Airtac International Group	118,838	3,018,079
ASE Technology Holding Co. Ltd.	887,313	3,899,494
Compal Electronics, Inc.	1,817,140	1,766,322
Delta Electronics, Inc.	374,023	4,136,791
Hon Hai Precision Industry Co. Ltd.	372,000	1,678,014
Nien Made Enterprise Co. Ltd.	132,000	1,584,594
Realtek Semiconductor Corp.	267,502	4,264,655
Taiwan Semiconductor Manufacturing Co. Ltd.	2,101,023	59,171,091
		79,519,040

Thailand - 2.5%
Bangkok Bank PCL - NVDR	530,300	2,311,111
Bangkok Bank PCL	511,600	2,216,808
Indorama Ventures PCL - NVDR	4,102,000	2,371,230
SCB X PCL	1,429,700	5,298,402
True Corp. PCL - NVDR (a)	10,320,428	3,574,065
		15,771,616

Turkey - 0.3%
Akbank TAS	1,434,101	1,975,162

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	380,161	1,126,643

United States - 2.1%
Cognizant Technology Solutions Corp. - Class A	93,145	7,125,593
Credicorp Ltd.	31,153	5,799,442
Smithfield Foods, Inc. (a)	1,081	22,038
		12,947,073

Vietnam - 0.9%
Vietnam Dairy Products JSC	2,280,600	5,413,125
TOTAL COMMON STOCKS (Cost $497,062,573)		593,242,542

PREFERRED STOCKS - 2.3%	Shares	Value
Brazil - 2.3%
Cia Energetica de Minas Gerais	3,422,043	6,152,715
Itau Unibanco Holding SA	718,630	3,956,813
Petroleo Brasileiro SA	615,200	4,013,685
TOTAL PREFERRED STOCKS (Cost $11,383,590)		14,123,213

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	35,291	2,611,534
TOTAL EXCHANGE TRADED FUNDS (Cost $2,641,269)		2,611,534

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Money Market Funds - 2.0%
First American Government Obligations Fund - Class Z, 4.23% (e)	12,639,625	12,639,625
TOTAL SHORT-TERM INVESTMENTS (Cost $12,639,625)		12,639,625

TOTAL INVESTMENTS - 99.5% (Cost $523,727,057)		622,616,914
Other Assets in Excess of Liabilities - 0.5%		2,885,116
TOTAL NET ASSETS - 100.0%		$625,502,030
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of March 31, 2025.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Emerging Markets Select Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,385,369	$536,855,325	$1,848	$593,242,542
Preferred Stocks	14,123,213	–	–	14,123,213
Exchange Traded Funds	2,611,534	–	–	2,611,534
Money Market Funds	12,639,625	–	–	12,639,625
Total Investments	$85,759,741	$536,855,325	$1,848	$622,616,914

Refer to the Schedule of Investments for further disaggregation of investment categories.